Note 14 - Convertible Notes Payable (Details) - Convertible Notes Payable (USD $)	Sep. 30, 2012	Sep. 30, 2011
Note 14 - Convertible Notes Payable (Details) - Convertible Notes Payable [Line Items]
Convertible Notes Payable	$ 6,800,000	$ 5,753,000
Less: Debt discount		(247,000)
Ten Percent [Member]
Note 14 - Convertible Notes Payable (Details) - Convertible Notes Payable [Line Items]
Convertible Notes Payable	1,800,000	6,000,000
Six Percent [Member]
Note 14 - Convertible Notes Payable (Details) - Convertible Notes Payable [Line Items]
Convertible Notes Payable	$ 5,000,000